5. CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Amortization of deferred financing costs	$ 118,147	$ 863
Interest and debt expense	(452,276)	(1,287,221)
Proceeds from notes payable	415,000	400,000
Deferred finance costs	82,324	83,191
Unamortized debt discount	372,551
Note payable balance	155,229	2,144,106
Loss on debt conversion	(2,753,989)	(40,256)
Restricted stock issued for services, value	0	3,400
Convertible Debt [Member]
Contractual interest expense	24,625	354,949
Amortization of debt discounts	155,230	4,284
Amortization of deferred financing costs	118,147
Interest and debt expense	298,002	359,233
November 2014 10% Convertible Notes
Debt face amount	$ 527,780
Stated interest rate	10.00%
Debt maturity date	Apr. 01, 2016
Proceeds from notes payable	$ 415,000
Deferred finance costs	112,780
Unamortized debt discount	372,551
Note payable balance	527,780
Amended and Restated Series A 12% Convertible notes
Debt face amount		$ 885,000
Stated interest rate		20.00%
Note payable balance	0
Notes converted into common stock, value	$ 885,000
Amended and Restated Series A 12% Convertible notes | Weiner Family Trust
Stock issued upon conversion of note payable	466,365
Conversion terms	Under its agreement, the Trust converted the entire $1,003,200 past due principal and interest balance on the Note, which previously was in default, into an aggregate of 466,365 restricted shares of our common stock and five-year warrants to acquire up to 136,190 shares of our common stock at an exercise price of $2.10 per share (which exercise price was the result of certain contractual price adjustments previously made during 2011) and up to 7,944 shares of our common stock at an exercise price of $5.40 per share (collectively, the “Conversion Securities”).
Loss on debt conversion	$ (1,791,421)
Restricted stock issued for services, stock issued	1,500
Restricted stock issued for services, value	$ 12,000
Amended and Restated Series A 12% Convertible notes | Estate of Allan Bird
Notes converted into common stock, value	$ 116,970
Stock issued upon conversion of note payable	51,837
Conversion terms	nder the Agreement, the Estate converted the entire $116,970 past due interest balance on the Note, which previously was in default, into an aggregate of 51,837 restricted shares of our common stock. The Estate received five-year warrants to acquire up to 46,429 shares of our common stock at an exercise price of $2.10 per share (which exercise price was the result of certain contractual price adjustments previously made during 2011). Based on our common stock prices during a period of negotiation with the Estate including during calendar year 2013, the Estate also received five-year warrants to acquire up to 2,708 shares of our common stock at an exercise price of $5.40 (collectively known as the “Conversion Securities”).
Loss on debt conversion	$ (663,209)
Restricted stock issued for services, stock issued	500
Restricted stock issued for services, value	$ 4,500
Amended and Restated Series A 12% Convertible notes | Estate of Allan Bird Conversion
Notes converted into common stock, value	$ 236,250
Stock issued upon conversion of note payable	112,500
October and November 2009 10% Convertible Notes
Notes converted into common stock, value	$ 50,000	$ 0	$ 25,000	$ 130,250	$ 175,000	$ 70,000
Loss on debt conversion	(92,811)
April 2010 10% Convertible Note
Loss on debt conversion	(130,128)
July and August 2011 10% Convertible Notes
Change in fair value of warrants	(143,363)
Repayment of convertible debt	$ 382,748
Law Firm Note
Stock issued upon conversion of note payable	3,400
Repayment of convertible debt	$ 50,000